Prepaid and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Forge Nano, Inc.
Prepaid and Other Current Assets
Schedule of prepaid and other current assets

	June 30,	December 31,
	2026	2025
Prepaid expenses	$1,585	$763
Suspense – funding issuance costs	—	844
Other asset	1,151	—
Debt Discount – Issuance Costs	271	—
Total	$3,007	$1,607

	2025	2024
Prepaid expenses	$763	$931
Suspense – Funding issuance costs	844	132
Total	$1,607	$1,063